UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03897)

Exact name of registrant as specified in charter:	Putnam U.S. Government Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2014

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments:

Putnam U.S. Government Income Trust

The fund's portfolio
12/31/13 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (113.1%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (82.8%)

Government National Mortgage Association Adjustable Rate Mortgages 1 5/8s, July 20, 2026		$23,198	$23,811

Government National Mortgage Association Graduated Payment Mortgages
13 1/4s, December 20, 2014		2,513	2,620
12 3/4s, June 20, 2014		119	121
12 1/4s, March 15, 2014		256	258
11 1/4s, with due dates from September 15, 2015 to December 15, 2015		9,181	9,936
9 1/4s, with due dates from April 15, 2016 to May 15, 2016		8,567	9,243

Government National Mortgage Association Pass-Through Certificates
8 1/2s, December 15, 2019		5,873	6,598
7 1/2s, October 20, 2030		87,735	104,132
5 1/2s, August 15, 2035		672	743
5s, TBA, January 1, 2044		52,000,000	56,363,070
4 1/2s, with due dates from March 20, 2041 to July 15, 2041		85,667,246	91,691,056
4 1/2s, TBA, January 1, 2044		116,000,000	123,975,000
4s, October 15, 2040		45,258,052	47,098,430
4s, TBA, January 1, 2044		409,000,000	425,615,629
3 1/2s, with due dates from October 20, 2042 to June 15, 2043		199,861,571	201,637,962
3 1/2s, TBA, January 1, 2044		8,000,000	8,074,375

			954,612,984
U.S. Government Agency Mortgage Obligations (30.3%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4s, with due dates from August 1, 2042 to June 1, 2043		2,435,449	2,478,449

Federal National Mortgage Association Pass-Through Certificates
6s, January 1, 2038		504,415	558,640
6s, TBA, January 1, 2044		11,000,000	12,213,427
5 1/2s, TBA, January 1, 2044		45,000,000	49,510,548
4s, October 1, 2042		7,145,097	7,286,882
4s, TBA, January 1, 2044		54,000,000	55,645,315
3 1/2s, TBA, January 1, 2044		41,000,000	40,762,971
3s, TBA, January 1, 2044		103,000,000	97,882,188
2 1/2s, March 1, 2043		90,672,945	82,207,774

			348,546,194

Total U.S. government and agency mortgage obligations (cost $1,324,309,055)			$1,303,159,178

MORTGAGE-BACKED SECURITIES (27.7%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (27.7%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.934s, 2032		$37,923	$58,042
IFB Ser. 3408, Class EK, 25.123s, 2037		459,326	662,826
IFB Ser. 2976, Class LC, 23.809s, 2035		2,872,750	4,179,089
IFB Ser. 2979, Class AS, 23.662s, 2034		211,814	271,122
IFB Ser. 3072, Class SM, 23.186s, 2035		1,247,693	1,770,721
IFB Ser. 3072, Class SB, 23.039s, 2035		745,098	1,049,969
IFB Ser. 3249, Class PS, 21.725s, 2036		491,855	665,026
IFB Ser. 3065, Class DC, 19.36s, 2035		3,718,546	5,229,465
IFB Ser. 2990, Class LB, 16.52s, 2034		3,071,399	4,015,239
IFB Ser. 4048, Class GS, IO, 6.483s, 2040		5,235,016	1,022,084
IFB Ser. 4105, Class HS, IO, 6.433s, 2042		9,895,951	2,417,581
IFB Ser. 3860, Class SP, IO, 6.433s, 2040		5,788,316	923,584
IFB Ser. 4136, Class ES, IO, 6.083s, 2042		9,640,614	1,787,177
IFB Ser. 4112, Class SC, IO, 5.983s, 2042		26,668,757	4,867,048
IFB Ser. 4105, Class LS, IO, 5.983s, 2041		3,793,831	729,857
IFB Ser. 4240, Class SA, IO, 5.833s, 2043		7,620,677	1,713,128
IFB Ser. 311, Class S1, IO, 5.783s, 2043		16,953,508	3,602,671
IFB Ser. 4012, Class SM, IO, 5.783s, 2042		7,055,001	1,349,269
IFB Ser. 315, Class S1, IO, 5.753s, 2043		7,331,931	1,640,300
Ser. 4122, Class TI, IO, 4 1/2s, 2042		10,840,681	2,356,764
Ser. 4024, Class PI, IO, 4 1/2s, 2041		11,339,186	2,352,836
Ser. 4018, Class DI, IO, 4 1/2s, 2041		6,131,146	1,150,939
Ser. 3747, Class HI, IO, 4 1/2s, 2037		667,341	76,412
Ser. 4116, Class MI, IO, 4s, 2042		22,684,518	4,868,097
Ser. 4019, Class JI, IO, 4s, 2041		12,293,192	2,352,917
FRB Ser. T-57, Class 2A1, 3.303s, 2043		32,023	31,382
Ser. 4141, Class PI, IO, 3s, 2042		12,336,912	1,752,335
Ser. 4158, Class TI, IO, 3s, 2042		20,297,349	2,782,158
Ser. 4165, Class TI, IO, 3s, 2042		24,375,383	3,439,367
Ser. 4171, Class NI, IO, 3s, 2042		14,198,980	1,975,078
Ser. 4183, Class MI, IO, 3s, 2042		10,351,573	1,450,255
FRB Ser. T-59, Class 2A1, 2.895s, 2043		17,385	16,820
Ser. T-56, Class A, IO, 0.524s, 2043		716,585	12,288
Ser. T-8, Class A9, IO, 0.469s, 2028		2,637,904	28,028
Ser. T-59, Class 1AX, IO, 0.274s, 2043		6,111,330	75,675
Ser. T-48, Class A2, IO, 0.212s, 2033		9,039,909	88,987
Ser. T-56, Class 1, IO, zero %, 2043		794,252	62
Ser. T-56, Class 2, IO, zero %, 2043		754,217	2,357
Ser. T-56, Class 3, IO, zero %, 2043		623,348	49
Ser. 3369, Class BO, PO, zero %, 2037		17,205	15,097
Ser. 3391, PO, zero %, 2037		55,664	45,673
Ser. 3300, PO, zero %, 2037		188,917	168,199
Ser. 3314, PO, zero %, 2036		68,421	62,781
Ser. 3206, Class EO, PO, zero %, 2036		13,114	11,435
Ser. 3175, Class MO, PO, zero %, 2036		146,134	124,674
Ser. 3210, PO, zero %, 2036		14,513	12,952
FRB Ser. T-54, Class 2A, IO, zero %, 2043		3,621,039	283
FRB Ser. 3117, Class AF, zero %, 2036		18,253	17,090
FRB Ser. 3326, Class WF, zero %, 2035		41,785	35,727
FRB Ser. 3036, Class AS, zero %, 2035		6,126	6,065

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.912s, 2036		920,845	1,714,536
IFB Ser. 05-74, Class NK, 26.677s, 2035		2,259,255	3,618,469
IFB Ser. 06-8, Class HP, 23.963s, 2036		924,399	1,404,680
IFB Ser. 07-53, Class SP, 23.596s, 2037		1,087,576	1,584,992
IFB Ser. 08-24, Class SP, 22.68s, 2038		4,733,922	6,935,096
IFB Ser. 05-122, Class SE, 22.524s, 2035		925,836	1,329,156
IFB Ser. 05-75, Class GS, 19.756s, 2035		542,859	718,495
IFB Ser. 05-106, Class JC, 19.614s, 2035		1,402,182	2,025,579
IFB Ser. 05-83, Class QP, 16.966s, 2034		436,789	563,525
IFB Ser. 11-4, Class CS, 12.571s, 2040		2,954,307	3,441,932
IFB Ser. 12-96, Class PS, IO, 6.535s, 2041		10,290,087	2,092,386
IFB Ser. 11-27, Class AS, IO, 6.315s, 2041		5,771,490	1,075,863
IFB Ser. 12-132, Class SB, IO, 6.035s, 2042		19,738,145	3,262,913
Ser. 06-10, Class GC, 6s, 2034		6,039,565	6,220,752
IFB Ser. 13-59, Class SC, IO, 5.985s, 2043		10,340,284	2,329,795
IFB Ser. 13-101, Class AS, IO, 5.785s, 2043		11,208,571	2,475,973
IFB Ser. 13-103, Class SK, IO, 5.755s, 2043		4,247,637	950,187
IFB Ser. 13-102, Class SH, IO, 5.735s, 2043		11,603,717	2,453,026
IFB Ser. 13-136, Class SA, IO, 5.68s, 2044		12,025,000	2,449,733
Ser. 418, Class C24, IO, 4s, 2043		8,680,065	2,092,031
Ser. 409, Class C16, IO, 4s, 2040		12,440,628	2,633,027
Ser. 418, Class C15, IO, 3 1/2s, 2043		17,790,434	4,129,327
Ser. 12-124, Class JI, IO, 3 1/2s, 2042		4,867,053	791,480
FRB Ser. 03-W14, Class 2A, 3.395s, 2043		28,973	28,698
FRB Ser. 04-W7, Class A2, 3 3/8s, 2034		14,332	14,959
FRB Ser. 03-W3, Class 1A4, 3.348s, 2042		53,781	51,676
FRB Ser. 03-W11, Class A1, 3.293s, 2033		1,606	1,643
Ser. 13-55, Class IK, IO, 3s, 2043		9,890,082	1,440,392
Ser. 12-145, Class TI, IO, 3s, 2042		12,105,532	1,433,295
Ser. 13-35, Class IP, IO, 3s, 2042		7,768,280	933,711
Ser. 13-55, Class PI, IO, 3s, 2042		17,426,894	2,287,280
Ser. 13-53, Class JI, IO, 3s, 2041		12,247,526	1,745,272
Ser. 13-23, Class PI, IO, 3s, 2041		14,020,855	1,555,053
Ser. 13-30, Class IP, IO, 3s, 2041		17,219,039	1,901,671
Ser. 13-23, Class LI, IO, 3s, 2041		12,292,176	1,346,116
FRB Ser. 04-W2, Class 4A, 2.86s, 2044		25,994	25,927
Ser. 98-W2, Class X, IO, 1.091s, 2028		16,834,161	978,486
Ser. 98-W5, Class X, IO, 1.023s, 2028		4,873,730	240,640
FRB Ser. 07-95, Class A3, 0.415s, 2036		13,676,000	12,992,200
Ser. 01-50, Class B1, IO, 0.409s, 2041		1,056,228	14,193
Ser. 01-79, Class BI, IO, 0.313s, 2045		2,624,231	25,627
Ser. 03-34, Class P1, PO, zero %, 2043		129,027	112,254
Ser. 03-W1, Class 2A, IO, zero %, 2042		7,634,029	596
Ser. 08-53, Class DO, PO, zero %, 2038		331,163	259,321
Ser. 07-64, Class LO, PO, zero %, 2037		102,930	89,022
Ser. 07-44, Class CO, PO, zero %, 2037		242,087	202,515
Ser. 07-14, Class KO, PO, zero %, 2037		25,852	21,948
Ser. 06-125, Class OX, PO, zero %, 2037		6,879	6,103
Ser. 06-84, Class OT, PO, zero %, 2036		8,043	7,013
Ser. 06-46, Class OC, PO, zero %, 2036		13,973	12,019
Ser. 08-36, Class OV, PO, zero %, 2036		79,536	65,986
Ser. 1988-12, Class B, zero %, 2018		7,087	6,733

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.772s, 2041		6,839,783	10,292,301
IFB Ser. 10-158, Class SD, 14 1/2s, 2040		2,266,000	2,585,801
IFB Ser. 11-70, Class WS, 9.366s, 2040		3,909,000	3,607,499
IFB Ser. 11-72, Class SE, 7.187s, 2041		16,383,286	15,072,197
IFB Ser. 11-81, Class SB, IO, 6.538s, 2036		12,262,183	2,138,157
IFB Ser. 11-61, Class CS, IO, 6.513s, 2035		4,582,900	675,978
Ser. 10-9, Class XD, IO, 6.433s, 2040		32,529,318	5,841,290
IFB Ser. 10-85, Class SE, IO, 6.383s, 2040		7,110,701	1,286,468
IFB Ser. 13-27, Class SW, IO, 6.333s, 2040		6,528,047	1,164,342
IFB Ser. 11-56, Class MI, IO, 6.283s, 2041		8,645,451	1,958,454
IFB Ser. 12-149, Class LS, IO, 6.083s, 2042		4,716,384	782,259
IFB Ser. 10-20, Class SE, IO, 6.083s, 2040		28,164,737	4,838,702
IFB Ser. 10-26, Class QS, IO, 6.083s, 2040		25,320,127	4,684,224
IFB Ser. 13-87, Class AS, IO, 6.033s, 2043		5,261,016	894,378
IFB Ser. 13-122, Class DS, IO, 5.983s, 2043		7,714,558	1,246,898
IFB Ser. 13-165, Class LS, IO, 5.983s, 2043		6,765,019	1,232,586
IFB Ser. 13-99, Class SL, IO, 5.983s, 2043		5,042,078	879,439
IFB Ser. 10-20, Class SC, IO, 5.983s, 2040		22,055,387	3,829,036
Ser. 13-149, Class MS, IO, 5.933s, 2039		10,867,393	1,731,936
IFB Ser. 13-129, Class SA, IO, 5.933s, 2043		19,265,187	3,107,475
IFB Ser. 13-134, Class DS, IO, 5.933s, 2043		8,964,722	1,466,539
IFB Ser. 11-146, Class AS, IO, 5.933s, 2041		7,601,810	1,496,606
IFB Ser. 10-115, Class TS, IO, 5.933s, 2038		10,782,349	1,578,320
IFB Ser. 12-34, Class SA, IO, 5.883s, 2042		9,472,318	1,942,488
IFB Ser. 11-128, Class TS, IO, 5.883s, 2041		6,326,524	1,293,774
IFB Ser. 10-89, Class SD, IO, 5.763s, 2040		6,163,349	1,040,077
IFB Ser. 11-70, Class SN, IO, 5.733s, 2041		3,260,000	792,604
IFB Ser. 10-31, Class SA, IO, 5.583s, 2040		6,753,019	1,112,217
IFB Ser. 10-42, Class SK, IO, 5.503s, 2040		7,186,608	1,069,367
Ser. 13-3, Class IT, IO, 5s, 2043		7,565,979	1,711,051
Ser. 13-6, Class OI, IO, 5s, 2043		62,057,299	13,097,814
Ser. 13-16, Class IB, IO, 5s, 2040		11,787,079	1,446,260
Ser. 10-35, Class UI, IO, 5s, 2040		9,612,233	2,164,830
Ser. 10-9, Class UI, IO, 5s, 2040		37,309,860	8,283,561
Ser. 09-121, Class UI, IO, 5s, 2039		15,939,184	3,472,351
Ser. 10-58, Class VI, IO, 5s, 2038		831,653	43,662
Ser. 13-39, Class IJ, IO, 4 1/2s, 2043		86,543,190	19,180,619
Ser. 13-24, Class IC, IO, 4 1/2s, 2043		5,235,492	1,126,207
Ser. 13-24, Class IK, IO, 4 1/2s, 2043		9,132,413	1,963,103
Ser. 12-129, Class IO, IO, 4 1/2s, 2042		7,968,426	1,822,618
Ser. 11-18, Class PI, IO, 4 1/2s, 2040		9,460,773	1,762,542
Ser. 10-35, Class QI, IO, 4 1/2s, 2040		24,960,387	5,363,504
Ser. 10-9, Class QI, IO, 4 1/2s, 2040		18,622,223	4,094,079
Ser. 11-81, Class PI, IO, 4 1/2s, 2037		14,585,697	1,803,230
Ser. 10-116, Class IB, IO, 4 1/2s, 2036		410,509	32,840
Ser. 10-19, Class IH, IO, 4 1/2s, 2034		601,420	33,078
Ser. 13-165, Class IL, IO, 4s, 2043		6,243,722	1,115,129
Ser. 12-56, Class IB, IO, 4s, 2042		18,927,316	4,358,904
Ser. 12-47, Class CI, IO, 4s, 2042		8,904,006	2,049,753
Ser. 10-116, Class QI, IO, 4s, 2034		6,357,528	501,006
Ser. 13-79, Class PI, IO, 3 1/2s, 2043		16,589,574	2,830,513
Ser. 13-37, Class JI, IO, 3 1/2s, 2043		10,276,890	1,675,544
Ser. 13-27, Class PI, IO, 3 1/2s, 2042		9,328,804	1,641,870
Ser. 13-18, Class GI, IO, 3 1/2s, 2041		13,313,822	2,144,857
Ser. 12-71, Class JI, IO, 3 1/2s, 2041		7,898,115	1,118,189
Ser. 12-48, Class KI, IO, 3 1/2s, 2039		8,663,361	1,556,979
Ser. 12-48, Class AI, IO, 3 1/2s, 2036		20,519,699	4,046,690
Ser. 10-151, Class KO, PO, zero %, 2037		2,090,325	1,765,802
Ser. 06-36, Class OD, PO, zero %, 2036		20,669	17,912
Ser. 06-64, PO, zero %, 2034		50,845	49,907

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.815s, 2027		1,295,897	9,719
Ser. 98-3, IO, 0.114s, 2027		777,212	11,415
Ser. 98-2, IO, zero %, 2027		667,076	4,795
Ser. 98-4, IO, zero %, 2026		1,025,235	25,230

			319,327,257

Total mortgage-backed securities (cost $293,243,497)			$319,327,257

PURCHASED SWAP OPTIONS OUTSTANDING (—%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International

2.79625/3 month USD-LIBOR-BBA/May-24	May-14/2.79625	$58,210,400	$204,319

Total purchased swap options outstanding (cost $660,688)			$204,319

SHORT-TERM INVESTMENTS (35.0%)(a)
		Principal amount/shares	Value

Federal Home Loan Bank unsec. discount notes with an effective yield of 0.09%, April 2, 2014		$35,000,000	$34,994,750

Federal Home Loan Mortgage Corp. unsec. discount notes with an effective yield of 0.10%, April 14, 2014		25,000,000	24,995,750

Federal Home Loan Mortgage Corp. unsec. discount notes with an effective yield of 0.09%, February 3, 2014		11,510,000	11,509,050

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.08%, March 19, 2014		31,831,000	31,828,326

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.07%, February 3, 2014		10,200,000	10,199,346

U.S. Treasury Bills with an effective yield of 0.11%, August 21, 2014(SEG)(SEGCCS)(SEGSF)		35,000,000	34,984,285

U.S. Treasury Bills with an effective yield of 0.02%, January 2, 2014		62,500,000	62,499,958

Putnam Money Market Liquidity Fund 0.04%(AFF)		192,451,492	192,451,492

SSgA Prime Money Market Fund 0.05%(P)		120,000	120,000

Total short-term investments (cost $403,565,235)			$403,582,957

TOTAL INVESTMENTS

Total investments (cost $2,021,778,475)(b)			$2,026,273,711

FUTURES CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Bond 30 yr (Long)	44	$5,645,750	Mar-14	$(94,271)
U.S. Treasury Note 10 yr (Long)	499	61,400,391	Mar-14	(1,069,729)

Total				$(1,164,000)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/13 (premiums $640,315) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International

(1.5775)/3 month USD-LIBOR-BBA/May-19	May-14/1.5775	$116,420,900	$157,168

Total			$157,168

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

JPMorgan Chase Bank N.A.

2.777/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-14/2.777	$58,210,400	$(468,012)
(1.60)/3 month USD-LIBOR-BBA/May-19 (Written)	May-14/1.60	116,420,900	481,983

Total			$13,971

TBA SALE COMMITMENTS OUTSTANDING at 12/31/13 (proceeds receivable $158,506,563) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s, January 1, 2044	$23,000,000	1/13/14	$22,867,032
Government National Mortgage Association, 4s, January 1, 2044	129,000,000	1/21/14	134,240,625

Total			$157,107,657

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$62,091,100	(E)	$(695)	11/21/23	3 month USD-LIBOR-BBA	4.22125%	$(927,716)
	88,169,400	(E)	(489)	11/21/18	2.1525%	3 month USD-LIBOR-BBA	1,060,189
	2,979,000		(188)	9/25/23	3 month USD-LIBOR-BBA	2.92%	(7,032)
	88,169,400	(E)	(710)	11/20/18	2.14%	3 month USD-LIBOR-BBA	1,080,247
	62,091,100	(E)	(695)	11/20/23	3 month USD-LIBOR-BBA	4.255%	(839,546)
	193,832,200	(E)	1,922,543	3/19/19	3 month USD-LIBOR-BBA	2.00%	1,311,972
	267,784,200	(E)	1,263,764	3/19/16	3 month USD-LIBOR-BBA	0.75%	393,465
	19,417,500	(E)	287,690	3/19/44	3 month USD-LIBOR-BBA	3.75%	(490,564)
	234,836,300	(E)	3,436,084	3/19/24	3 month USD-LIBOR-BBA	3.25%	1,881,469

	Total		$6,907,304	$3,462,484
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/13 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$7,497,686	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$27,370
1,527,208	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,575
Barclays Bank PLC
1,773,262	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(3,724)
2,662,654	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,054
11,120,828	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(26,548)
9,049,715	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	17,296
8,044,664	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	15,373
1,626,515	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	5,938
14,993,444	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	54,734
29,060,652	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(69,374)
20,966,056	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	40,066
201,090	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,129
4,743,538	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(14,905)
1,385,083	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,647
71,057,744	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(223,284)
15,951,725	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	134,733
2,314,788	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	18,502
19,977,272	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	38,176
24,881,145	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(59,397)
26,479,903	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	50,602
7,863,493	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(24,709)
240,530	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,572
126,155	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(975)
126,155	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(975)
1,008,403	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,927
302,997	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(2,342)
245,922	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	2,923
50,686	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(392)
3,421,246	—	1/12/34	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(17,887)
10,501,638	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(25,070)
970,978	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,856
60,949,243	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	116,498
5,147,995	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(10,812)
17,576,428	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	33,588
260,748	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	498
845,382	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,616
612,962	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,171
10,809,507	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(70,655)
7,230,102	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	55,885
17,765,409	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(42,410)
8,364,922	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(49,145)
4,135,740	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(8,260)
2,695,351	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(15,549)
1,347,675	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(7,774)
1,347,675	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(7,774)
2,704,658	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(15,602)
7,024,553	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(40,522)
2,704,658	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(15,602)
2,215,937	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	4,235
5,639,162	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(13,462)
1,682,275	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	14,209
4,101,593	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	26,810
5,400,009	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(31,151)
15,308,012	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(164,444)
3,987,617	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,519)
5,572,157	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(13,302)
Citibank, N.A.
122,791	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(949)
1,424,527	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,200)
7,249,415	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(61,231)
Credit Suisse International
980,937	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,875
5,161,701	—	1/12/36	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	29,647
3,421,246	—	1/12/34	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	17,887
126,155	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(975)
2,987,718	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,037
2,987,718	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(8,458)
466,633	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	892
3,001,870	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,958)
16,015,439	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(58,464)
2,244,657	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(18,959)
5,530,386	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(46,711)
7,477,192	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(80,323)
10,248,878	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	37,414
Deutsche Bank AG
142,393	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	587
245,922	—	1/12/40	(4.50%)1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(2,923)
140,203	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,484
538,195	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	131
5,161,701	—	1/12/36	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(29,647)
Goldman Sachs International
6,573,124	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	42,964
5,070,727	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	33,144
15,729,148	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	125,722
5,690,919	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	37,198
6,607,636	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	19,986
6,607,636	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	19,986
8,660,985	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(20,676)
3,253,671	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,767)
1,934,078	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,060
6,031,202	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(46,618)
91,649	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(708)
2,393,849	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,864
5,978,771	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	47,788
4,897,425	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	32,011
9,585,064	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	34,990
6,618,313	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	43,260
11,865,236	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(28,325)
439,878	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,050)
1,173,045	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,800)
1,043,931	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,492)
1,457,986	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	9,530
635,875	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic MBX Index 4.00% 30 year Ginnie Mae II pools	211
6,696,783	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	43,773
7,595,376	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	22,973
4,866,395	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	14,719
12,991,470	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(109,730)
11,506,618	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	91,972
JPMorgan Chase Bank N.A.
10,381,928	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	87,689

Total	$—	$(22,752)

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2013 through December 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,152,620,139.
(b)	The aggregate identified cost on a tax basis is $2,026,495,574, resulting in gross unrealized appreciation and depreciation of $26,572,399 and $26,794,262, respectively, or net unrealized depreciation of $221,863.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$140,001,624	$59,055,882	$6,606,014	$28,768	$192,451,492
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $790,045,650 to cover certain derivatives contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries and to generate additional income for the portfolio.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $473,662 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $513,220 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $913,452.
TBA purchase commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss.
Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.
Unsettled TBA sale commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Based on market circumstances, Putnam Management will determine whether to deliver the underlying securities or to dispose of the TBA commitments prior to settlement. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	$—	$319,327,257	$—
Purchased swap options outstanding	—	204,319	—
U.S. government and agency mortgage obligations	—	1,303,159,178	—
Short-term investments	192,571,492	211,011,465	—

Totals by level	$192,571,492	$1,833,702,219	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(1,164,000)	$—	$—
Written swap options outstanding	—	(157,168)	—
Forward premium swap option contracts	—	13,971	—
TBA sale commitments	—	(157,107,657)	—
Interest rate swap contracts	—	(3,444,820)	—
Total return swap contracts	—	(22,752)	—

Totals by level	$(1,164,000)	$(160,718,426)	$—

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$4,335,714	$8,906,164

Total	$4,335,714	$8,906,164

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$165,400,000
Written swap option contracts (contract amount)	$229,800,000
Futures contracts (number of contracts)	1,000
Centrally cleared interest rate swap contracts (notional)	$1,036,200,000
OTC total return swap contracts (notional)	$877,600,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 27, 2014